MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
MARKETABLE SECURITIES [Abstract]
Cost	$ 795	$ 0
Accumulated net unrealized loss	(212)	0
Fair value	583	0
Net unrealized loss on marketable securities included in comprehensive income	$ (212)	$ 0	$ 0